Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.519%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,349,783.56

Principal:
Principal Collections	$14,257,654.41
Prepayments in Full	$7,961,221.78
Liquidation Proceeds	$351,258.49
Recoveries	$52,131.47
Sub Total	$22,622,266.15
Collections	$23,972,049.71

Purchase Amounts:
Purchase Amounts Related to Principal	$318,495.55
Purchase Amounts Related to Interest	$1,454.16
Sub Total	$319,949.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,291,999.42

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,291,999.42
Servicing Fee	$413,534.60	$413,534.60	$0.00	$0.00	$23,878,464.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,878,464.82
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,878,464.82
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,878,464.82
Interest - Class A-3 Notes	$333,700.18	$333,700.18	$0.00	$0.00	$23,544,764.64
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$23,391,470.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,391,470.64
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$23,338,590.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,338,590.89
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$23,298,965.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,298,965.56
Regular Principal Payment	$21,413,902.94	$21,413,902.94	$0.00	$0.00	$1,885,062.62
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,885,062.62
Residual Released to Depositor	$0.00	$1,885,062.62	$0.00	$0.00	$0.00
Total		$24,291,999.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,413,902.94
Total					$21,413,902.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,413,902.94	$71.38	$333,700.18	$1.11	$21,747,603.12	$72.49
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$21,413,902.94	$20.35	$579,499.26	$0.55	$21,993,402.20	$20.90

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$284,000,153.72	0.9466672	$262,586,250.78	0.8752875
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$442,330,153.72	0.4204140	$420,916,250.78	0.4000611

Pool Information
Weighted Average APR	3.219%	3.210%
Weighted Average Remaining Term	39.52	38.69
Number of Receivables Outstanding	29,950	29,192
Pool Balance	$496,241,525.87	$472,969,144.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$465,194,732.30	$443,431,743.64
Pool Factor	0.4413704	0.4206713

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$7,094,537.17
Yield Supplement Overcollateralization Amount	$29,537,401.30
Targeted Overcollateralization Amount	$52,052,894.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,052,894.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$383,750.70
(Recoveries)		70	$52,131.47
Net Loss for Current Collection Period			$331,619.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8019%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4483%
Second Prior Collection Period			0.6848%
Prior Collection Period			0.3508%
Current Collection Period			0.8212%
Four Month Average (Current and Prior Three Collection Periods)			0.5763%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,988	$6,245,145.26
(Cumulative Recoveries)			$649,293.62
Cumulative Net Loss for All Collection Periods			$5,595,851.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4977%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,141.42
Average Net Loss for Receivables that have experienced a Realized Loss			$2,814.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.45%	331	$6,864,714.82
61-90 Days Delinquent	0.16%	40	$737,046.64
91-120 Days Delinquent	0.04%	9	$197,424.40
Over 120 Days Delinquent	0.09%	22	$419,443.92
Total Delinquent Receivables	1.74%	402	$8,218,629.78

Repossession Inventory:
Repossessed in the Current Collection Period		35	$848,880.46
Total Repossessed Inventory		48	$1,079,849.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2350%
Prior Collection Period			0.2738%
Current Collection Period			0.2432%
Three Month Average			0.2507%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2863%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer